PROPERTY AND EQUIPMENT (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,088	$ 4,562